Earnings per share	6 Months Ended
Mar. 31, 2024
Earnings per share
Earnings per share

Note 7. Earnings per share

Basic earnings per share (EPS) is calculated by dividing the net profit attributable to owners of WBC (adjusted for RSP divdends) by the weighted average number of ordinary shares on issue during the period, adjusted for treasury shares. Diluted EPS is calculated by adjusting the basic EPS by assuming all dilutive potential ordinary shares are converted.

	Half Year March 2024		Half Year Sept 2023		Half Year March 2023
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net profit attributable to owners of WBC ($m)	3,342	3,342	3,194	3,194	4,001	4,001
Adjustment for RSP dividends[a]	(2)	-	(3)	(3)	(2)	-
Adjustment for potential dilution:
Distributions to convertible loan capital holders[b]	-	235	-	213	-	186
Adjusted net profit attributable to owners of WBC	3,340	3,577	3,191	3,404	3,999	4,187
Weighted average number of ordinary shares (# m)
Weighted average number of ordinary shares on issue	3,499	3,499	3,509	3,509	3,506	3,506
Treasury shares (including RSP share rights)[a]	(5)	(5)	(5)	(5)	(5)	(5)
Adjustment for potential dilution:
Share-based payments	-	3	-	1	-	3
Convertible loan capital[b]	-	408	-	380	-	384
Adjusted weighted average number of ordinary shares	3,494	3,905	3,504	3,885	3,501	3,888
Earnings per ordinary share (cents)	95.6	91.6	91.1	87.6	114.2	107.7

a.

Some shares under the RSP and EIP restricted shares have not vested and are not outstanding ordinary shares but do receive dividends. These RSP and EIP dividends are deducted to show the profit attributable to ordinary shareholders. Shares under RSP and EIP were dilutive in First Half 2024 (Second Half 2023: antidilutive, First Half 2023: dilutive).

b.

The Group has issued convertible loan capital which may convert into ordinary shares in the future. These convertible loan capital instruments are potentially dilutive instruments, and diluted EPS is therefore calculated as if the instruments had been converted at the beginning of the respective period or, if later, the instruments’ issue date.